GUARANTEES AND CONTINGENCIES (Details) - USD ($) $ in Billions	Dec. 31, 2022	Dec. 31, 2021
Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Contingent liabilities related to third parties	$ 1.7	$ 1.9